Staff costs	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Staff costs

7	Staff costs

	2023 € '000s	2022 € '000s	2021 € '000s
Staff costs are as follows:
Salaries and wages	168,171	158,231	70,272
Social security costs	6,897	7,891	5,639
RSU expense	16,836	24,261	—
Other pension costs[1]	4,021	2,522	2,066
	195,925	192,905	77,977
The average monthly number of employees, including the directors’, during the year was as follows:
Average number of employees	3,727	3,891	1,664
[1] Other pension costs relates to contributions made by the Group to defined contribution plans.
Refer to note 26 ‘Related party transactions’ for details relating to key management remuneration included in the above.